Asset Retirement Obligations Asset Retirement Obligations (Narrative) (Details)	Dec. 31, 2015 USD ($)
Asset Retirement Obligation Disclosure [Abstract]
Assets legally restricted for purposes of settling asset retirement obligations	$ 0